Distribution of Profit	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Distribution of Profit
11.	DISTRIBUTION OF PROFIT

(a)	Dividends

The Company did not propose or pay any dividends on the outstanding Common Stock for the years ended December 31, 2013, 2014 and 2015.

(b)	Profit appropriation

As of December 31, 2014 and 2015, the Company had no distributable reserves.